ITEM 5. OPERATING AND FINANCIAL REVIEW AND PROSPECTS (Details) £ in Millions, zł in Millions, $ in Millions, $ in Millions, $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2025 EUR (€)	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2025 PLN (zł)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 AUD ($)
Operating Results [Line Items]
Assets	€ 27,420,000,000				€ 27,420,000,000
Construction business division					17,438,000,000	€ 16,755,000,000
Revenue and other operating income, operating					€ 9,627,000,000	9,148,000,000
Revenue percentage variation					5.20%
Raw materials and consumables used, operating					€ 1,124,000,000	1,115,000,000
Materials consumed variation					0.80%
Other expense by nature					€ 5,199,000,000	4,931,000,000
Other operating expenses variation percentage					5.40%
Employee benefits expenses, operating					€ 1,847,000,000	1,760,000,000
Personnel expenses variation					4.90%
Operating expense, operating					€ 8,170,000,000	7,806,000,000
Total operating expenses variation					4.70%
Depreciation and amortisation expense					€ 490,000,000	441,000,000
Fixed asset depreciation variation					11.10%
Impairment and disposal of fixed assets					€ (210,000,000)	(2,208,000,000)
Impairment and disposal of fixed assets variation					(90.50%)
Profit (loss) from operating activities					€ 1,177,000,000	3,109,000,000
Operating profit/(loss) variation					(62.10%)
Financial result on financing of infrastructure projects					€ (348,000,000)	(339,000,000)
Financial result on financing of infrastructure projects variation					2.70%
Result on derivatives and other financial results infrastructure projects					€ (76,000,000)	(72,000,000)
Profit/(loss) on derivatives and other net financial income/(expense) variation					(5.60%)
Financial result of infrastructure projects					€ (424,000,000)	(411,000,000)
Net financial income/(expense) from infrastructure projects variation					3.20%
Financial result on financing excluding infrastructure projects					€ 57,000,000	74,000,000
Net financial income expense from financing					€ (291,000,000)	(265,000,000)
Financial result on financing ex-infrastructure projects variation					(23.00%)
Financial result on derivatives and other net financial income expense ex-infrastructure projects variation					(99.70%)
Result on derivatives and other financial results excluding infrastructure projects					€ 2,000,000	611,000,000
Financial result excluding infrastructure projects					€ 59,000,000	685,000,000
Financial result excluding infrastructure projects variation					(91.40%)
Finance income (cost)					€ (365,000,000)	274,000,000
Finance income cost of the entity variation					(233.20%)
Share of profit (loss) of associates accounted for using equity method, investing					€ (258,000,000)	(238,000,000)
Share of profits of equity-accounted companies variation					8.40%
Profit (loss) before income taxes					€ 1,070,000,000	3,621,000,000
Profit/(loss) before tax from continuing operations variation					(70.50%)
Income tax expense (income), income taxes					€ 60,000,000	(145,000,000)
Income tax benefit / (expense) variation					(141.40%)
Profit (loss) from continuing operations					€ 1,130,000,000	3,476,000,000
Profit/(loss) net of tax from continuing operations variation					(67.50%)
Profit (loss) from discontinued operations, discontinued operations					€ (20,000,000)	(14,000,000)
Profit/(loss) net of tax from discontinued operations variation					42.90%
Profit (loss)					€ 1,150,000,000	3,490,000,000
Net profit/(loss) variation					(67.00%)
Profit (loss), attributable to non-controlling interests					€ (262,000,000)	(251,000,000)
Net profit/(loss) for the year attributed to non-controlling interests variation					4.40%
Profit (loss), attributable to owners of parent					€ 888,000,000	3,239,000,000
Net profit/(loss) for the year attributed to the parent company variation					(72.60%)
Revenue And Operating Income variation rate					5.20%
Gains or losses on disposal of non-current assets and Impairments					€ 210,000,000	2,208,000,000
Profit loss on derivatives and other net financial income expense					€ (74,000,000)	539,000,000
Percentage of total assets	100.00%				100.00%		100.00%	100.00%	100.00%	100.00%	100.00%
Adjusted EBIT					€ 967,000,000	901,000,000
Adjusted EBIT Growth Rate					7.30%
Adjusted EBITDA					€ 1,457,000,000	1,342,000,000
Comparable like for like revenue
Operating Results [Line Items]
Profit (loss) from discontinued operations, discontinued operations					0	(2,000,000)
Exchange rate effect					0	(28,000,000)
Restructuring costs					0	0
Accounting model adjustments					0	0
Non-Recurring Impact					0	0
Operating results from newly acquired companies					0	0
Reconciliation of comparable adjusted EBIT (like-for-like basis) to our net profit (or loss).					967,000,000	874,000,000
Adjusted EBITDA comparable
Operating Results [Line Items]
Impairment and disposal of fixed assets					(210,000,000)	(2,208,000,000)
Finance income (cost)					(365,000,000)	274,000,000
Share of profit (loss) of associates accounted for using equity method, investing					258,000,000	238,000,000
Income tax expense (income), income taxes					60,000,000	(145,000,000)
Profit (loss) from discontinued operations, discontinued operations					20,000,000	14,000,000
Profit (loss)					1,150,000,000	3,490,000,000
Exchange rate effect					0	(39,000,000)
Operating results of disposed companies					0	(4,000,000)
Restructuring costs					0	0
Operating results from new acquired companies					0	0
Accounting model adjustments					0	0
Non-Recurring Impact					0	0
Fixed asset depreciation					490,000,000	441,000,000
Adjusted EBIT Comparable (Like-for-like)					1,457,000,000	1,299,000,000
Reported revenue
Operating Results [Line Items]
Revenue and other operating income, operating					9,627,000,000	9,148,000,000
Exchange rate effect					0	(167,000,000)
Fixed asset impairments					0	0
Operating results of disposed companies					0	(116,000,000)
Restructuring costs					0	0
Operating results from new acquired companies					0	0
Accounting model adjustments					0	0
Non-Recurring Impact					0	0
Revenues Comparable (Like-for-like)					9,627,000,000	8,865,000,000
Highways Division
Operating Results [Line Items]
Adjusted EBIT					€ 719,000,000	686,000,000
Adjusted EBIT Growth Rate					4.80%
Airports division [Member]
Operating Results [Line Items]
Adjusted EBIT					€ 14,000,000	4,000,000
Adjusted EBIT Growth Rate					250.00%
Construction division [Member]
Operating Results [Line Items]
Adjusted EBIT					€ 351,000,000	284,000,000
Adjusted EBIT Growth Rate					23.60%
Energy Division [Member]
Operating Results [Line Items]
Adjusted EBIT					€ (12,000,000)	(11,000,000)
Adjusted EBIT Growth Rate					(9.10%)
Other division [Member]
Operating Results [Line Items]
Adjusted EBIT					€ (105,000,000)	(62,000,000)
Adjusted EBIT Growth Rate					(69.40%)
UNITED STATES
Operating Results [Line Items]
Assets	€ 15,298,000,000				€ 15,298,000,000
Revenue and other operating income, operating					€ 3,485,000,000	3,271,000,000
Percentage of total assets	55.80%				55.80%		55.80%	55.80%	55.80%	55.80%	55.80%
POLAND
Operating Results [Line Items]
Assets	€ 1,997,000,000				€ 1,997,000,000
Revenue and other operating income, operating					€ 2,228,000,000	2,119,000,000
Percentage of total assets	7.30%				7.30%		7.30%	7.30%	7.30%	7.30%	7.30%
SPAIN
Operating Results [Line Items]
Assets	€ 2,294,000,000				€ 2,294,000,000
Revenue and other operating income, operating					€ 1,891,000,000	1,584,000,000
Percentage of total assets	8.40%				8.40%		8.40%	8.40%	8.40%	8.40%	8.40%
UNITED KINGDOM
Operating Results [Line Items]
Assets	€ 637,000,000				€ 637,000,000
Revenue and other operating income, operating					€ 804,000,000	809,000,000
Percentage of total assets	2.30%				2.30%		2.30%	2.30%	2.30%	2.30%	2.30%
CANADA
Operating Results [Line Items]
Assets	€ 2,451,000,000				€ 2,451,000,000
Revenue and other operating income, operating					€ 371,000,000	246,000,000
Percentage of total assets	8.90%				8.90%		8.90%	8.90%	8.90%	8.90%	8.90%
Others [Member]
Operating Results [Line Items]
Assets	€ 369,000,000				€ 369,000,000
Revenue and other operating income, operating					€ 848,000,000	1,119,000,000
Percentage of total assets	1.30%				1.30%		1.30%	1.30%	1.30%	1.30%	1.30%
NETHERLANDS
Operating Results [Line Items]
Assets	€ 1,893,000,000				€ 1,893,000,000
Percentage of total assets	6.90%				6.90%		6.90%	6.90%	6.90%	6.90%	6.90%
INDIA
Operating Results [Line Items]
Assets	€ 884,000,000				€ 884,000,000
Percentage of total assets	3.20%				3.20%		3.20%	3.20%	3.20%	3.20%	3.20%
TURKIYE
Operating Results [Line Items]
Assets	€ 659,000,000				€ 659,000,000
Percentage of total assets	2.40%				2.40%		2.40%	2.40%	2.40%	2.40%	2.40%
CHILE
Operating Results [Line Items]
Assets	€ 524,000,000				€ 524,000,000
Percentage of total assets	1.90%				1.90%		1.90%	1.90%	1.90%	1.90%	1.90%
AUSTRALIA
Operating Results [Line Items]
Assets	€ 238,000,000				€ 238,000,000
Percentage of total assets	0.90%				0.90%		0.90%	0.90%	0.90%	0.90%	0.90%
COLOMBIA
Operating Results [Line Items]
Assets	€ 175,000,000				€ 175,000,000
Percentage of total assets	0.60%				0.60%		0.60%	0.60%	0.60%	0.60%	0.60%
Amount in EUR
Operating Results [Line Items]
Cash and cash equivalents	€ 4,271,000,000				€ 4,271,000,000
Amount in EUR | Euro Member Countries, Euro
Operating Results [Line Items]
Cash and cash equivalents	2,165,000,000				2,165,000,000
Amount in EUR | Poland, Zlotych
Operating Results [Line Items]
Cash and cash equivalents	687,000,000				687,000,000
Amount in EUR | United States of America, Dollars
Operating Results [Line Items]
Cash and cash equivalents	577,000,000				577,000,000
Amount in EUR | Canada, Dollars
Operating Results [Line Items]
Cash and cash equivalents	372,000,000				372,000,000
Amount in EUR | United Kingdom, Pounds
Operating Results [Line Items]
Cash and cash equivalents	236,000,000				236,000,000
Amount in EUR | Australia, Dollars
Operating Results [Line Items]
Cash and cash equivalents	154,000,000				154,000,000
Amount in EUR | Other Currency [Member]
Operating Results [Line Items]
Cash and cash equivalents	80,000,000				80,000,000
Local currency amount | Euro Member Countries, Euro
Operating Results [Line Items]
Cash and cash equivalents	2,165,000,000				2,165,000,000
Local currency amount | Poland, Zlotych
Operating Results [Line Items]
Cash and cash equivalents | zł							zł 2,883
Local currency amount | United States of America, Dollars
Operating Results [Line Items]
Cash and cash equivalents | $								$ 670
Local currency amount | Canada, Dollars
Operating Results [Line Items]
Cash and cash equivalents | $									$ 598
Local currency amount | United Kingdom, Pounds
Operating Results [Line Items]
Cash and cash equivalents | £										£ 207
Local currency amount | Australia, Dollars
Operating Results [Line Items]
Cash and cash equivalents | $											$ 271
Local currency amount | Other Currency [Member]
Operating Results [Line Items]
Cash and cash equivalents
Budimex
Operating Results [Line Items]
Construction business division					4,048,000,000	4,389,000,000
Webber [Member]
Operating Results [Line Items]
Construction business division					5,556,000,000	5,710,000,000
Ferrovial Construction
Operating Results [Line Items]
Construction business division					7,834,000,000	6,657,000,000
Highways Division
Operating Results [Line Items]
Revenue and other operating income, operating					1,374,000,000	1,256,000,000
Operating expense, operating					385,000,000	338,000,000
Depreciation and amortisation expense					270,000,000	232,000,000
Impairment and disposal of fixed assets					0	(151,000,000)
Profit (loss) from operating activities					719,000,000	837,000,000
Net financial income expense from financing					(234,000,000)	(215,000,000)
Finance income (cost)					291,000,000	(290,000,000)
Share of profit (loss) of associates accounted for using equity method, investing					247,000,000	226,000,000
Profit (loss) before income taxes					675,000,000	773,000,000
Income tax expense (income), income taxes					(65,000,000)	(110,000,000)
Profit (loss) from continuing operations					610,000,000	663,000,000
Profit (loss) from discontinued operations, discontinued operations					0	0
Profit (loss)					610,000,000	663,000,000
Profit (loss), attributable to non-controlling interests					177,000,000	160,000,000
Profit (loss), attributable to owners of parent					€ 433,000,000	503,000,000
Revenue And Operating Income variation rate					9.40%
Gains or losses on disposal of non-current assets and Impairments					€ 0	151,000,000
Profit loss on derivatives and other net financial income expense					(57,000,000)	(75,000,000)
Adjusted EBITDA					989,000,000	918,000,000
Airports division [Member]
Operating Results [Line Items]
Revenue and other operating income, operating					111,000,000	91,000,000
Operating expense, operating					75,000,000	65,000,000
Depreciation and amortisation expense					22,000,000	22,000,000
Impairment and disposal of fixed assets					(270,000,000)	(2,025,000,000)
Profit (loss) from operating activities					284,000,000	2,029,000,000
Net financial income expense from financing					69,000,000	(2,000,000)
Finance income (cost)					(99,000,000)	625,000,000
Share of profit (loss) of associates accounted for using equity method, investing					(11,000,000)	8,000,000
Profit (loss) before income taxes					394,000,000	2,662,000,000
Income tax expense (income), income taxes					(92,000,000)	3,000,000
Profit (loss) from continuing operations					302,000,000	2,665,000,000
Profit (loss) from discontinued operations, discontinued operations					0	0
Profit (loss)					302,000,000	2,665,000,000
Profit (loss), attributable to non-controlling interests					(5,000,000)	23,000,000
Profit (loss), attributable to owners of parent					€ 307,000,000	2,642,000,000
Revenue And Operating Income variation rate					22.00%
Gains or losses on disposal of non-current assets and Impairments					€ 270,000,000	2,025,000,000
Profit loss on derivatives and other net financial income expense					30,000,000	627,000,000
Adjusted EBITDA					36,000,000	26,000,000
Construction division [Member]
Operating Results [Line Items]
Revenue and other operating income, operating					7,653,000,000	7,236,000,000
Operating expense, operating					7,142,000,000	6,806,000,000
Depreciation and amortisation expense					160,000,000	146,000,000
Impairment and disposal of fixed assets					(6,000,000)	0
Profit (loss) from operating activities					357,000,000	284,000,000
Net financial income expense from financing					126,000,000	150,000,000
Finance income (cost)					(74,000,000)	116,000,000
Share of profit (loss) of associates accounted for using equity method, investing					0	0
Profit (loss) before income taxes					431,000,000	400,000,000
Income tax expense (income), income taxes					(99,000,000)	(142,000,000)
Profit (loss) from continuing operations					332,000,000	258,000,000
Profit (loss) from discontinued operations, discontinued operations					0	0
Profit (loss)					332,000,000	258,000,000
Profit (loss), attributable to non-controlling interests					91,000,000	68,000,000
Profit (loss), attributable to owners of parent					€ 241,000,000	190,000,000
Revenue And Operating Income variation rate					5.80%
Gains or losses on disposal of non-current assets and Impairments					€ 6,000,000	0
Profit loss on derivatives and other net financial income expense					(52,000,000)	(34,000,000)
Adjusted EBITDA					511,000,000	430,000,000
Energy Division [Member]
Operating Results [Line Items]
Revenue and other operating income, operating					339,000,000	270,000,000
Operating expense, operating					336,000,000	268,000,000
Depreciation and amortisation expense					15,000,000	13,000,000
Impairment and disposal of fixed assets					7,000,000	0
Profit (loss) from operating activities					(19,000,000)	(11,000,000)
Net financial income expense from financing					(15,000,000)	(8,000,000)
Finance income (cost)					(19,000,000)	(8,000,000)
Share of profit (loss) of associates accounted for using equity method, investing					0	0
Profit (loss) before income taxes					(38,000,000)	(19,000,000)
Income tax expense (income), income taxes					0	5,000,000
Profit (loss) from continuing operations					(38,000,000)	(14,000,000)
Profit (loss) from discontinued operations, discontinued operations					0	0
Profit (loss)					(38,000,000)	(14,000,000)
Profit (loss), attributable to non-controlling interests					(1,000,000)	0
Profit (loss), attributable to owners of parent					€ (37,000,000)	(14,000,000)
Revenue And Operating Income variation rate					25.60%
Gains or losses on disposal of non-current assets and Impairments					€ (7,000,000)	0
Profit loss on derivatives and other net financial income expense					(4,000,000)	0
Adjusted EBITDA					3,000,000	2,000,000
Other division [Member]
Operating Results [Line Items]
Revenue and other operating income, operating					460,000,000	519,000,000
Operating expense, operating					537,000,000	551,000,000
Depreciation and amortisation expense					23,000,000	28,000,000
Impairment and disposal of fixed assets					59,000,000	(32,000,000)
Profit (loss) from operating activities					(159,000,000)	(28,000,000)
Net financial income expense from financing					(237,000,000)	(193,000,000)
Finance income (cost)					(228,000,000)	(169,000,000)
Share of profit (loss) of associates accounted for using equity method, investing					0	4,000,000
Profit (loss) before income taxes					(387,000,000)	(193,000,000)
Income tax expense (income), income taxes					316,000,000	99,000,000
Profit (loss) from continuing operations					(71,000,000)	(94,000,000)
Profit (loss) from discontinued operations, discontinued operations					(20,000,000)	14,000,000
Profit (loss)					(51,000,000)	(80,000,000)
Profit (loss), attributable to non-controlling interests					0	0
Profit (loss), attributable to owners of parent					€ (51,000,000)	(80,000,000)
Revenue And Operating Income variation rate					(11.40%)
Gains or losses on disposal of non-current assets and Impairments					€ (59,000,000)	32,000,000
Profit loss on derivatives and other net financial income expense					9,000,000	24,000,000
Adjusted EBIT					(100,000,000)	(60,000,000)
Adjusted EBITDA					(77,000,000)	(32,000,000)
Adjustments [Member]
Operating Results [Line Items]
Revenue and other operating income, operating					(310,000,000)	(224,000,000)
Operating expense, operating					(305,000,000)	(222,000,000)
Depreciation and amortisation expense					0	0
Impairment and disposal of fixed assets					0	0
Profit (loss) from operating activities					(5,000,000)	(2,000,000)
Net financial income expense from financing					0	3,000,000
Finance income (cost)					0	0
Share of profit (loss) of associates accounted for using equity method, investing					0	0
Profit (loss) before income taxes					(5,000,000)	(2,000,000)
Income tax expense (income), income taxes					0	0
Profit (loss) from continuing operations					(5,000,000)	(2,000,000)
Profit (loss) from discontinued operations, discontinued operations					0	0
Profit (loss)					(5,000,000)	(2,000,000)
Profit (loss), attributable to non-controlling interests					0	0
Profit (loss), attributable to owners of parent					€ (5,000,000)	(2,000,000)
Revenue And Operating Income variation rate					(38.40%)
Gains or losses on disposal of non-current assets and Impairments					€ 0	0
Profit loss on derivatives and other net financial income expense					0	(3,000,000)
Adjusted EBIT					(5,000,000)	(2,000,000)
Adjusted EBITDA					(5,000,000)	(2,000,000)
NTE
Operating Results [Line Items]
Assets	€ 37,000,000				€ 37,000,000	39,000,000
Traffic trends	(6.00%)	(4.00%)	(4.00%)	(6.00%)	(5.00%)
LBJ Toll Road
Operating Results [Line Items]
Assets	€ 46,000,000				€ 46,000,000	46,000,000
Traffic trends	(4.00%)	2.00%	1.00%	2.00%	0.00%
NTE 35W
Operating Results [Line Items]
Assets	€ 52,000,000				€ 52,000,000	51,000,000
Traffic trends	0.00%	5.00%	5.00%	3.00%	3.00%
I77 toll road [Member]
Operating Results [Line Items]
Assets	€ 42,000,000				€ 42,000,000	43,000,000
Traffic trends	4.00%	13.00%	8.00%	4.00%	7.00%
I-66 Toll Road
Operating Results [Line Items]
Assets	€ 35,000,000				€ 35,000,000	32,000,000
Traffic trends	(11.00%)	1.00%	2.00%	0.00%	(2.00%)
407 ETR
Operating Results [Line Items]
Assets	€ 2,819,000,000				€ 2,819,000,000	2,658,000,000
Traffic trends	6.00%	9.00%	6.00%	2.00%	6.00%
Dalaman airport [Member]
Operating Results [Line Items]
Assets	€ 5.6				€ 5.6	€ 5.6
Traffic trends	1.00%	(2.00%)	0.00%	1.00%	(1.00%)